Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of our revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Category of Revenue:
Total	$ 153,012	$ 123,763	$ 65,777
Advertising revenue [Member]
Category of Revenue:
Total	132,918	104,664	48,391
Customized content production revenue [Member]
Category of Revenue:
Total	5,326	10,200	9,098
Copyrights revenue [Member]
Category of Revenue:
Total	7,478	6,883	7,369
CHEERS e-Mall marketplace service revenue [Member]
Category of Revenue:
Total	6,807	1,517	670
Other revenue [Member]
Category of Revenue:
Total	483	499	249
Services transferred over time [Member]
Category of Revenue:
Total	145,722	121,747	64,858
Services transferred at a point in time [Member]
Category of Revenue:
Total	6,807	1,517	670
Goods transferred at a point in time [Member]
Category of Revenue:
Total	$ 483	$ 499	$ 249